Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 67,374,015	$ 62,008,618
Receivables:
Employee contribution receivable	43,650	0
Employer contribution receivable	169,462	155,187
Notes receivable from participants	1,875,322	1,691,475
Total receivables	2,088,434	1,846,662
Total assets	69,462,449	63,855,280
Liabilities
Total liabilities	0	0
Net assets available for benefits	69,462,449	63,855,280
Common collective trusts
Investments, at fair value:
Investments, at fair value	39,779,511	34,284,666
Mutual funds
Investments, at fair value:
Investments, at fair value	20,362,042	16,145,670
Virco Mfg. Corporation common stock
Investments, at fair value:
Investments, at fair value	$ 7,232,462	$ 11,578,282